11008583

NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

Received SEC
NOV 30 2011
Washington, DC 20549

November 30, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS
File No. 001-33066

Dear Ms. Peters:

This is to certify that on November 23, 2011 the NYSE Amex LLC (the "Exchange") received from Williams Controls, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.